Interests in joint operations - Assets/liabilities (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Nov. 01, 2023	Dec. 31, 2022
INTERESTS IN JOINT OPERATIONS
Right-of-use asset	R 3	R 297		R 109
Kroondal Mine
INTERESTS IN JOINT OPERATIONS
Property, plant and equipment			R 1,027
Right-of-use asset			2
Environmental rehabilitation obligation funds			260
Other receivables			255
Inventories			97
Trade and other receivables			1,731
Cash and cash equivalents			489
Environmental rehabilitation obligation and other provisions			(818)
Deferred tax liabilities			(142)
Other payables			(23)
Cash-settled share-based payment obligations			(15)
Trade and other payables			(509)
Total fair value of previously held interest			R 2,354